Document and Entity Information	3 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	VITAMIN BLUE, INC.
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Entity Central Index Key	0001483623
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash	$ 1,813	$ 1,830	$ 1,077
Accounts receivable, net	10,969	5,535	8,381
Inventory	13,030	15,772	22,703
TOTAL CURRENT ASSETS	25,812	23,137	32,161
Vehicles	21,811	21,811	21,811
Machinery & equipment	1,020	1,020	1,020
Office equipment	1,839	1,839	1,839
Property & Equipment, gross	24,670	24,670	24,670
Less accumulated depreciation	(24,606)	(24,548)	(24,432)
NET PROPERTY AND EQUIPMENT	64	122	238
TOTAL ASSETS	25,876	23,259	32,399
LIABILITIES AND SHAREHOLDERS' DEFICIT
Accounts payable	65,699	56,688	44,185
Accrued expenses	29,056	23,769	18,854
Accrued interest, related party	1,494	1,134	408
Accrued interest, other	52,305	45,440	34,868
Subscriptions payable		33,050	33,050
Derivative liability	80,526	46,133
Convertible promissory notes	80,000	40,000
Loans payable	110,000	110,000	110,000
Loan payable, related party	8,000	8,000	3,000
TOTAL CURRENT LIABILITIES	427,080	364,214	244,365
SHAREHOLDERS' DEFICIT
Preferred Stock, $0.0001 par value 100,000,000 authorized preferred shares; none issued or outstanding
Common Stock, $0.0001 par value; 900,000,000 shares authorized 526,525,000 and 510,000,000 shares issued and outstanding, respectively	52,653	51,000	51,000
Additional paid in capital	82,594	39,487	10,528
Accumulated deficit	(536,451)	(431,442)	(273,494)
TOTAL SHAREHOLDERS' DEFICIT	(401,204)	(340,955)	(211,966)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 25,876	$ 23,259	$ 32,399

BALANCE SHEETS (PARENTHETICAL) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock shares issued
Preferred stock shares outstanding
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	900,000,000	900,000,000	900,000,000
Common stock shares issued	526,525,000	510,000,000	510,000,000
Common stock shares outstanding	526,525,000	510,000,000	510,000,000

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
REVENUE	$ 30,089	$ 29,856	$ 47,952	$ 49,240	$ 112,947	$ 131,817
COST OF SALES	20,806	11,775	34,481	23,127	85,581	100,478
GROSS PROFIT	9,283	18,081	13,471	26,113	27,366	31,339
OPERATING EXPENSES	49,649	30,317	74,718	55,603	122,331	126,468
DEPRECIATION EXPENSE	29	29	58	58	116	1,369
TOTAL OPERATING EXPENSES	49,678	30,346	74,776	55,661	122,447	127,837
LOSS FROM OPERATIONS BEFORE OTHER EXPENSES	(40,395)	(12,265)	(61,305)	(29,548)	(95,081)	(96,498)
OTHER EXPENSES
Penalties	(174)	(137)	(314)	(272)	(507)	(467)
Derivative valuation gain	1,871		4,449		(6,133)
Interest expense	(23,429)	(4,535)	(47,839)	(7,974)	(56,227)	(11,512)
TOTAL OTHER EXPENSES	(21,732)	(4,672)	(43,704)	(8,246)	(62,867)	(11,979)
LOSS FROM OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(62,127)	(16,937)	(105,009)	(37,794)	(157,948)	(108,477)
Provision for income taxes
NET LOSS	$ (62,127)	$ (16,937)	$ (105,009)	$ (37,794)	$ (157,948)	$ (108,477)
BASIC AND DILUTED LOSS PER SHARE
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING BASIC	526,525,000	510,000,000	521,229,696	510,000,000	510,000,000	510,000,000
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING DILUTED	526,525,000	510,000,000	521,229,696	510,000,000	510,000,000	510,000,000

STATEMENTS OF SHAREHOLDERS' DEFICIT (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Equity
Balance at Dec. 31, 2007		$ 51,000	$ (46,000)	$ (82,759)	$ (77,759)
Balance - shares at Dec. 31, 2007		510,000,000			510,000,000
Contributed services of shareholder			28,363		28,363
Net loss				(82,258)	(82,258)
Balance at Dec. 31, 2008		51,000	(17,637)	(165,017)	(131,654)
Balance - shares at Dec. 31, 2008		510,000,000			510,000,000
Contributed services of shareholder			28,165		28,165
Net loss	(108,477)			(108,477)	(108,477)
Balance at Dec. 31, 2009	(211,966)	51,000	10,528	(273,494)	(211,966)
Balance - shares at Dec. 31, 2009		510,000,000			510,000,000
Contributed services of shareholder			28,959		28,959
Net loss	(157,948)			(157,948)	(157,948)
Balance at Dec. 31, 2010	(340,955)	51,000	39,487	(431,442)	510,000,000
Balance - shares at Dec. 31, 2010		510,000,000			510,000,000
Issuance of common stock for subscriptions payable		1,653	31,397		33,050
Issuance of common stock for subscriptions payable - shares	16,525,000	16,525,000			16,525,000
Contributed services of shareholder			11,710		11,710
Net loss	(105,009)			(105,009)	(105,009)
Balance at Jun. 30, 2011	$ (401,204)	$ 52,653	$ 82,594	$ (536,451)	$ (401,204)
Balance - shares at Jun. 30, 2011		526,525,000			526,525,000

STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Net loss	$ (105,009)	$ (37,794)	$ (157,948)	$ (108,477)
Depreciation	58	58	116	1,369
Bad debt expense	(382)		2,286	1,571
Contributed capital	11,710	14,807	28,959	28,165
Change in accounts receivable	(5,052)	(1,065)	560	1,022
Change in inventory	2,742	(12,876)	6,931	30,227
Change in accounts payable	9,011	4,509	12,503	18,436
Change in accrued expenses	12,512	7,524	16,213	14,712
Change in derivative liability	34,393		46,133
NET CASH USED IN OPERATING ACTIVITIES	(40,017)	(24,837)	(44,247)	(12,975)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from related party loans payable		5,000	6,000
Payments on related party loans payable			(1,000)
Proceeds from investor loans payable		20,000	40,000
Proceeds from convertible promissory notes	40,000			10,300
NET CASH PROVIDED IN FINANCING ACTIVITIES	40,000	25,000	45,000	10,300
NET INCREASE/(DECREASE) IN CASH	(17)	163	753	(2,675)
CASH, BEGINNING OF PERIOD	1,830	1,077	1,077	3,752
CASH, END OF PERIOD	1,813	1,240	1,830	1,077
Interest paid
Taxes paid
Issued shares of common stock	16,525,000
Settlement of subscriptions payable	$ 33,050

ORGANIZATION AND LINE OF BUSINESS	12 Months Ended
Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements
Nature of Operations [Text Block]
1.    ORGANIZATION AND LINE OF BUSINESS

Organization

Vitamin Blue, Inc. (the "Company") was incorporated in the state of Delaware on May 25, 1999.  The Company, based in Costa Mesa, California, began operations on June 1, 1999 in designing and selling surfing clothing and accessories

Line of Business

The Company designs, manufactures and distributes surf-wear and accessories.

Going Concern
The accompanying financial statements have been prepared on a going concern basis of accounting, which contemplates continuity of operations, realization of assets and liabilities and commitments in the normal course of business.  The accompanying financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern.  The Company does not generate significant revenue, and has negative cash flows from operations, which raise substantial doubt about the Company’s ability to continue as a going concern.  The ability of the Company to continue as a going concern and appropriateness of using the going concern basis is dependent upon, among other things, additional cash infusion.  The Company has obtained funds from its shareholder through the period ended December 31, 2010.  Management believes this funding will continue, and has also obtained funding from new investors.  Management believes the existing shareholders and the prospective new investors will provide the additional cash needed to meet the Company’s obligations as they become due, and will allow the development of its core of business.

BASIS OF PRESENTATION	3 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Basis of Accounting [Text Block]
1.      BASIS OF PRESENTATION

The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included.  Operating results for the six months ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011. For further information refer to the financial statements and footnotes for the year ended December 31, 2010.

Going Concern
The accompanying financial statements have been prepared on a going concern basis of accounting, which contemplates continuity of operations, realization of assets and liabilities and commitments in the normal course of business.  The accompanying financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern.  The Company does not generate significant revenue, and has negative cash flows from operations, which raise substantial doubt about the Company’s ability to continue as a going concern.  The ability of the Company to continue as a going concern and appropriateness of using the going concern basis is dependent upon, among other things, additional cash infusion.  The Company has obtained funds from its shareholder through the period ended June 30, 2011. Management believes this funding will continue, and has also obtained funding from new investors.  Management believes the existing shareholders and the prospective new investors will provide the additional cash needed to meet the Company’s obligations as they become due, and will allow the development of its core of business.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accounting Policies
Significant Accounting Policies [Text Block]
2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies of Vitamin Blue, Inc. is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America and have been consistently applied in the preparation of the financial statements.

Accounts receivable
The Company extends credit to its customers, who are located primarily in California.  Accounts receivable are customer obligations due under normal trade terms.  The Company performs continuing credit evaluations of its customers’ financial condition.  Management reviews accounts receivable on a regular basis, based on contracted terms and how recently payments have been received to determine if any such amounts will potentially be uncollected.The Company includes any balances that are determined to be uncollectible in its allowance for doubtful accounts.  After all attempts to collect a receivable have failed, the receivable is written off.  The balances of the allowance account at June 30, 2011 and 2010 is  $3,475 and  $1,572, respectively.

Revenue Recognition
We recognize revenue in accordance with the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 104, “Revenue Recognition in Financial Statements” (“SAB 104”).  We recognize revenue upon delivery, provided that evidence of an arrangement exists, title, and risk of loss have passed to the customer, fees are fixed or determinable, and collection of the related receivable is reasonably assured.  Shipping terms are typically FOB shipping point, and we bill our customers for shipping and handling and we include such amounts in sales.  We accrue for warranty costs, sales returns, and other allowances based on our experience, which tells us we have less than  $5,000 per year in warranty returns and allowances. Generally, we extend credit to our customers and do not require collateral.  We perform ongoing credit evaluations of our customers and historic credit losses have been within our expectations. We do not make consignment sales, nor inventory sales subject to a “buy back” or return arrangement from customers.  Accordingly, our customers do not presently have a right to return unsold products to us outside of returns for defective product.  Occasionally we offer our customers volume incentives on surfboard travel bags.

Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Fair Value of Financial Instruments
Fair Value of Financial Instruments, requires disclosure of the fair value information, whether or not recognized in the balance sheet, where it is practicable to estimate that value. As of December 31, 2010 and 2009, the balances reported for cash, inventory, prepaid expenses, accounts payable, accrued expenses, loans payable, and convertible promissory notes payable approximate the fair value because of their short maturities.

We adopted ASC Topic 820 (originally issued as SFAS 157, “Fair Value Measurements”) as of January 1, 2008 for financial instruments measured as fair value on a recurring basis. ASC Topic 820 defines fair value.
Fair Value of Financial Instruments (Continued)
established a framework for measuring fair value in accordance with accounting principles generally accepted in the United States and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 established a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
●
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at June 30, 2011:

	Total	(Level 1)	(Level 2)	(Level 3)

Assets	$-	$-	$-	$-

Total assets measured at fair value	$-	$-	$-	$-

Derivative Liability	$80,526	$-	$-	$80,526

Total liabilities measured at fair value	$80,526	$-	$-	$80,526

Recently Issued Accounting Pronouncements
Management reviewed accounting pronouncements issued during the six months ended June 30, 2011, and no new pronouncements were adopted during the period.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies of Vitamin Blue, Inc. is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America and have been consistently applied in the preparation of the financial statements.

Accounts receivable
The Company extends credit to its customers, who are located primarily in California.  Accounts receivable are customer obligations due under normal trade terms.  The Company performs continuing credit evaluations of its customers’ financial condition.  Management reviews accounts receivable on a regular basis, based on contracted terms and how recently payments have been received to determine if any such amounts will potentially be uncollected.  The Company includes any balances that are determined to be uncollectible in its allowance for doubtful accounts.  After all attempts to collect a receivable have failed, the receivable is written off.  The balances of the allowance account at December 31, 2010 and 2009 were  $3,857 and  $1,571, respectively.

Revenue Recognition
We recognize revenue in accordance with the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 104, “Revenue Recognition in Financial Statements” (“SAB 104”).  We recognize revenue upon delivery, provided that evidence of an arrangement exists, title, and risk of loss have passed to the customer, fees are fixed or determinable, and collection of the related receivable is reasonably assured.   Shipping terms are typically FOB shipping point, and we bill our customers for shipping and handling and we include such amounts in sales.  We accrue for warranty costs, sales returns, and other allowances based on our experience, which tells us we have less than  $5,000 per year in warranty returns and allowances. Generally, we extend credit to our customers and do not require collateral.  We perform ongoing credit evaluations of our customers and historic credit losses have been within our expectations. We do not make consignment sales, nor inventory sales subject to a “buy back” or return arrangement from customers.  Accordingly, our customers do not presently have a right to return unsold products to us outside of returns for defective product.  Occasionally we offer our customers volume incentives on surfboard travel bags.

Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the accompanying financial statements.  Significant estimates made in preparing these financial statements include the estimate of useful lives of property and equipment, the deferred tax valuation allowance, and the fair value of stock options. Actual results could differ from those estimates.

Property and Equipment
Property and equipment are stated at cost, and are depreciated using the straight line and modified accelerated cost recovery system (macrs) method over 3-10 years.

Office equipment	SL	5 Years
Warehouse equipment	SL	5 Years
Vehicle	Macrs	5 Years

Depreciation expense for the years ended December 31, 2010 and 2009, was  $116 and  $1,369, respectively.

Fair Value of Financial Instruments
Fair Value of Financial Instruments, requires disclosure of the fair value information, whether or not recognized in the balance sheet, where it is practicable to estimate that value. As of December 31, 2010 and 2009, the balances reported for cash, inventory, prepaid expenses, accounts payable, accrued expenses, loans payable, and convertible promissory notes payable approximate the fair value because of their short maturities.

We adopted ASC Topic 820 (originally issued as SFAS 157, “Fair Value Measurements”) as of January 1, 2008 for financial instruments measured as fair value on a recurring basis. ASC Topic 820 defines fair value, established a framework for measuring fair value in accordance with accounting principles generally accepted in the United States and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 established a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
●
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at December 31, 2010:

	Total	(Level 1)	(Level 2)	(Level 3)

Assets	$-	$-	$-	$-

Total assets measured at fair value	$-	$-	$-	$-

Derivative Liability	$46,133	$-	$-	$46, 133

Total liabilities measured at fair value	$46,133	$-	$-	$46, 133

Inventory
Inventories are stated at the lower of cost (first-in, first-out basis) or market. As of December 31, 2010 and 2009, inventory consisted of the following items:

	December31,
	2010	2009
Raw materials	$8,077	$9,485
Work in process	-	-
Finished goods	7,380	12,468
Promotional items	315	750
Total	$15,772	$22,703

Loss per Share Calculations
ASC TOPIC 260, Loss per Share dictates the calculation of basic earnings per share and diluted earnings per share. Basic earnings per share are computed by dividing income available to common shareholders by the weighted-average number of common shares available. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. No shares for employee options or warrants were used in the calculation of the loss per share as there are none outstanding. The issuance of common shares for the convertible promissory notes could potentially dilute basic earnings per share. However, they have not been included in the computation since they would have been anti-dilutive. The Company’s diluted loss per share is the same as the basic loss per share for the years ended December 31, 2010 and 2009, as the inclusion of any potential shares would have had an anti-dilutive effect due to the Company generating a loss.  A reconciliation of the numerators and denominators used in the computation of loss per share is as follows:

	For the year ended
	December 31,
	2010	2009

(Loss) to common shareholders (Numerator)	$(157,948)	$(108,477)

Basic and diluted weighted average number of common shares outstanding (Denominator)	510,000,000	510,000,000

Income Taxes
The Company uses the liability method of accounting for income taxes.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards.  The measurement of deferred tax assets and liabilities is based on provisions of applicable tax law.  The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance based on the amount of tax benefits that, based on available evidence, is not expected to be realized.

Concentrations of Business and Credit Risk
The Company operates in a single industry segment.  The Company markets its services to companies and individuals in many industries and geographic locations.  The Company’s operations are subject to intense competition in designing and selling surfing clothing and accessories.

Accounts receivable represent financial instruments with potential credit risk.  The Company typically offers its customers credit terms.  The Company makes periodic evaluations of the credit worthiness of its enterprise customers and other than obtaining deposits pursuant to its policies, it generally does not require collateral.  In the event of nonpayment, the Company has the ability to terminate services.

At December 31, 2010, accounts receivable from three customers represented approximately 23%, 17% and 13%, respectively, of total accounts receivable. At December 31, 2009, accounts receivable from these same customers represented approximately 19%, 16% and 13%, respectively, of total accounts receivable.  There were no other customers who represented greater than 10% of total accounts receivable at December 31, 2010 and 2009.

For the year ended December 31, 2010, the Company had two customers who represented approximately 14% and 11%, respectively, of total revenues.  For the year ended December 31, 2009, the Company had two customers who represented approximately 12% and 11%, respectively, of total revenues.  There were no other customers who represented greater than 10% of total revenues for the years ended December 31, 2010 and 2009.

Recently Issued Accounting Pronouncements

Management reviewed accounting pronouncements issued during the year ended December 31, 2010, and adopted the following pronouncements:

The Company adopted ASC 825 "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity". This statement  establishes standards  for how an issuer  classifies  and measures in its  statement of financial  position certain financial  instruments with  characteristics of both  liabilities  and  equity.   It requires that an issuer classify a financial instrument that is within its scope as a liability (or an asset in some circumstances) because that financial instrument embodies an obligation of the issuer. The adoption of this pronouncement did not have a material effect on the financial statements of the Company.

The Company adopted ASC 815 "Accounting for Certain Hybrid Financial Instruments". This statement narrows the scope exception for interest-only and principal-only strips on debt instruments to include only such strips representing rights to receive a specified portion of the contractual interest or principal cash flows. It also allows qualifying special-purpose entities to hold a passive derivative financial instrument pertaining to beneficial interests that itself is a derivative financial instrument.  The adoption of this pronouncement did not have a material effect on the financial statements of the Company.

CAPITAL STOCK	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Equity {1}
Stockholders' Equity Note Disclosure [Text Block]	3. CAPITAL STOCK During the six months ended June 30, 2011, the Company issued 16,525,000 shares of common stock at a price of $0.002 per share for subscription payables.
3.     CAPITAL STOCK

During the year ended December 31, 2010, the Company issued no shares of common stock. As of July, 2009, the founder of the Company approved a one hundred two thousand-for-one stock split of the Company’s issued and outstanding common stock. In accordance with SAB TOPIC 4C, the Company has reported the effects of this stock split retrospectively to the earliest period presented in these financial statements. As of December 31, 2010 there were 510,000,000 shares of common stock issued and outstanding.

RENTAL LEASE	12 Months Ended
Dec. 31, 2010
Commitment and Contingencies
Commitments Disclosure [Text Block]	4. RENTAL LEASE The Company subleases office space on a month-to-month basis. The rent paid for the years ended December 31, 2010 and 2009 was $6,786 and $6,786, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
Income Taxes
Income Tax Disclosure [Text Block]
 5.     INCOME TAXES

The Company files income tax returns in the U.S. Federal jurisdiction, and the state of California. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2006.

Deferred income taxes have been provided by temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. To the extent allowed by GAAP, we provide valuation allowances against the deferred tax assets for amounts when the realization is uncertain.

Included in the balance at December 31, 2010, are no tax positions for which the ultimate deductibility is highly certain, but for which there is uncertainty about the timing of such deductibility.  Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company's policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses. During the years ended December 31, 2010 and 2009, the Company recognized  $507 and  $467 in penalties related to unpaid payroll taxes, and  $998 and  $778, respectively, in interest related to these unpaid taxes. These are not considered to be uncertain tax positions because these amounts have not been deducted for tax purposes.

LOANS PAYABLE	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Debt
Debt Disclosure [Text Block]
4.     LOANS PAYABLE

The Company received  $0 in new loan proceeds for the period ended June 30, 2011. As of June 30, 2011, the principal balance of the Company’s outstanding loans payable were  $110,000, which bears interest at the rate of 8% per annum, and are due upon demand. The balance due for the period ended June 30, 2011 including all accrued and unpaid interest was  $162,305. The loans do not contain any type of conversion feature. The Company intends to retire these loans at a future date through the issuance of shares of common stock at a rate to be agreed upon by both the lenders and the Company at the time the retirement is to be completed. There was no interest paid during the period ended June 30, 2011.

6.     LOANS PAYABLE

The Company received  $0 in new loan proceeds for the period ended December 31, 2010. As of December 31, 2010, the principal balance of the Company’s outstanding loans payable were  $110,000, which bears interest at the rate of 8% per annum, and are due upon demand. The balance due for the years ended December 31, 2010 and 2009, including all accrued and unpaid interest was  $155,440 and  $144,868, respectively. The loans do not contain any type of conversion feature. The Company intends to retire these loans at a future date through the issuance of shares of common stock at a rate to be agreed upon by both the lenders and the Company at the time the retirement is to be completed. The interest paid during the years ended December 31, 2010 and 2009 were each  $0, respectively.

RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]
5.     RELATED PARTY

As of June 30, 2011, the Company has loans outstanding from Veronica Ornelas the sister of the corporate president in the amount of  $8,000. The Company has imputed interest on these loans at the rate of 9% per annum.  As of June 30, 2011, the balance of accrued interest payable to this related party was  $1,494. During the period ended June 30, 2011, the Company paid for various personal expenses on behalf of Frank Ornelas, the Company’s Chief Executive Officer totaling  $13,290. The unpaid portion of the CEO’s salary of  $11,710, for the period ended June 30, 2011 has been reflected as capital contributed in accordance with SAB 55.

7.     RELATED PARTY TRANSACTIONS

During the year ended December 31, 2010, Veronica Ornelas the Company’s Vice President and Secretary loaned the Company  $6,000 for operating expenses.  The Company also repaid  $1,000 in previous loans received from this related party during the year. During the year ended December 31, 2009, the Company received  $3,000 in loans from this related party.  As of December 31, 2010 and 2009, the balance of these related party loans payable was  $8,000 and  $3,000 respectively.  The Company has imputed interest on these loans at the rate of 9% per annum.  As of December 31, 2010 and 2009, the balance of accrued interest payable to this related party was  $1,134 and  $408, respectively.

During the years ended December 31, 2010 and 2009, Frank Ornelas, the Company’s Chief Executive Officers’  annual salary was  $50,000. During the years ended December 31, 2010 and 2009, the Company paid for various personal expenses on behalf of the CEO totaling  $21,041 and  $21,835, respectively. The unpaid portion of the CEO’s salary of  $28,959 and  $28,165, respectively, for the years ended December 31, 2010 and 2009 has been reflected as capital contributed in accordance with SAB 5T.

DEFERRED TAX BENEFIT	12 Months Ended
Dec. 31, 2010
DEFERRED TAX BENEFIT
DEFERRED TAX BENEFIT
8.     DEFERRED TAX BENEFIT

At December 31, 2010, the Company had net operating loss carry-forwards of approximately  $266,000 which begin to expire in the year 2026. No tax benefit has been reported in the December 31, 2010 financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended December 31, 2010 and 2009 due to the following:

	2010	2009

Book loss	$(63,179)	$(43,391)
State income taxes	-	(320)
Meals and entertainment	531	540
Depreciation	-	(8)
Allowance for doubtful accounts	-	628
Accrued payroll taxes	-	6,472
Contributed services	11,584	11,266
Penalties	203	295
Derivative valuation	18,453	-

Valuation Allowance	32,408	24,518

Income tax expense	$-	$-

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible differences and operating loss and tax credit carry-forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the difference between the reported amounts of assets and liabilities and their tax bases.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net deferred tax liabilities consist of the following components as of December 31, 2010 and 2009:

	2010	2009
Deferred tax assets:
NOL carryover	$106,250	$76,823
Allowance for doubtful accounts	1,543	628
Related party accruals	454	163
Accrued payroll taxes	8,235	6,472

Deferred tax liabilites:
Depreciation	(1)	(14)

Less Valuation Allowance	(116,481)	(84,072)

Net deferred tax asset	$-	$-

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry-forwards for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry-forwards may be limited as to use in future years.

CONVERTIBLE PROMISSORY NOTES	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
CONVERTIBLE PROMISSORY NOTES
CONVERTIBLE PROMISSORY NOTES
6.     CONVERTITBLE PROMISSORY NOTES

As of June 30, 2011, the Company received eight loans in the form of convertible promissory notes from three individuals in the amounts of  $10,000 each for a total of  $80,000. The loans bear interest at 8% per annum on the unpaid balance until paid or until default. The convertible promissory note may be prepaid in full or in part at any time without penalty or premium. Partial prepayments shall be applied to installments due in reverse order of their maturity.

The Holders of the convertible promissory notes have the right to convert at any time amounts outstanding under the convertible promissory notes into shares of common stock at a conversion price per share equal to sixty (60%) of the average bid and ask price of the common stock for the previous five (5) trading days or if the common stock has not traded in the last thirty (30) business days, then sixty percent (60%) of the price that the Maker’s common stock was last issued to a non-affiliated investor. The holders may elect payment of the principal of this note, before any repayment of interest.

ASC Topic 815 provides applicable guidance to the convertible promissory notes issued by the Company in instances where the number into which a note can be converted is not fixed.  For example, when a note converts at a discount to market based on the stock price on the date of conversion, ASC Topic 815 requires that the embedded conversion option of the convertible promissory notes be bifurcated from the host contract and recorded at their fair value. In accounting for derivatives under accounting standards, the Company recorded a liability representing the estimated present value of the conversion feature considering the historic volatility of the Company’s stock, and a discount representing the imputed interest associated with the embedded derivative. The discount is amortized over the life of the convertible promissory notes,  which resulted in the recognition of  $40,000 in interest expense for the year ended December 31, 2010, and the derivative liability is adjusted periodically according to stock price fluctuations. At the time of conversion, any remaining derivative liability will be charged to additional paid-in capital.  For purpose of determining the fair market value of the derivative liability, the Company used Black Scholes option valuation model. The significant assumptions used in the Black Scholes valuation of the derivative are as follows:

Stock price on the valuation date	$0.0020
Conversion price for the loans	$0.0012
Dividend yield	0.00%
Years to Maturity	1
Risk free rate	0.29%
Expected volatility	128.42%

The value of the derivative liability at June 30, 2011 was  $80,526.

 9.     CONVERTIBLE PROMISSORY NOTES

During the year ended December 31, 2010, the Company received four loans in the form of convertible promissory notes from two individuals in the amounts of  $10,000 each for a total of  $40,000. The loans bear interest at 8% per annum on the unpaid balance until paid or until default. The convertible promissory note may be prepaid in full or in part at any time without penalty or premium. Partial prepayments shall be applied to installments due in reverse order of their maturity.

The Holders of the convertible promissory notes have the right to convert at any time amounts outstanding under the convertible promissory notes into shares of common stock at a conversion price per share equal to sixty (60%) of the average bid and ask price of the common stock for the previous five (5) trading days or if the common stock has not traded in the last thirty (30) business days, then sixty percent (60%) of the price that the Maker’s common stock was last issued to a non-affiliated investor. The holders may elect payment of the principal of this note, before any repayment of interest.

ASC Topic 815 provides guidance applicable to the convertible promissory notes issued by the Company in instances where the number into which a note can be converted is not fixed.  For example, when a note converts at a discount to market based on the stock price on the date of conversion, ASC Topic 815 requires that the embedded conversion option of the convertible promissory notes be bifurcated from the host contract and recorded at their fair value. In accounting for derivatives under accounting standards, the Company recorded a liability representing the estimated present value of the conversion feature considering the historic volatility of the Company’s stock, and a discount representing the imputed interest associated with the embedded derivative. The discount is amortized over the life of the convertible promissory notes,  which resulted in the recognition of  $40,000 in interest expense for the year ended December 31, 2010, and the derivative liability is adjusted periodically according to stock price fluctuations. At the time of conversion, any remaining derivative liability will be charged to additional paid-in capital.  For purpose of determining the fair market value of the derivative liability, the Company used Black Scholes option valuation model. The significant assumptions used in the Black Scholes valuation of the derivative are as follows:

Stock price on the valuation date	$0.0020
Conversion price for the loans	$0.0012
Dividend yield	0.00%
Years to Maturity	1
Risk free rate	0.29%
Expected volatility	128.42%

The value of the derivative liability at December 31, 2010 was  $46,133.

SUBSCRIPTIONS PAYABLE	12 Months Ended
Dec. 31, 2010
SUBSCRIPTIONS PAYABLE
SUBSCRIPTIONS PAYABLE
 10.   SUBSCRIPTIONS PAYABLE

During the year ended December 31, 2009, the Company received  $10,300 from investors for subscriptions payable to purchase 5,150,000 shares of common stock at  $0.002 per share.  The value of these subscriptions, were reflected as a liability due to the length of time that the subscriptions were outstanding prior to the issuance of the stock in settlement of these subscriptions during the first quarter of 2011.  As of December 31, 2010 and 2009, the Company had  $33,050 and  $33,050, respectively, of subscriptions payable from investors to purchase shares of common stock to be issued at a future date.  The Company issued  $16,525,000 shares of common stock in fulfillment of these subscriptions February 28, 2011.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events
Subsequent Events [Text Block]
7.     SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 15, 2011, the date the financial statement were issued, according to the requirements of ASC TOPIC 855 and has reported the following:

On July 22, 2011, the Company received an additional loan in the amount of  $10,000 from an investor for operating expenses. The loan bears interest at 8% per annum, and the principal and interest is convertible into shares of common stock within one year from the date the funds were received. The shares of common stock are convertible at a rate of 60% of the average bid and asking price of the common stock for the previous five (5) trading days or if in the common stock has not traded in the last thirty (30) business days, then sixty percent (60%) of the price that the Company’s common stock was last issued to a non-affiliated investor.

11.    SUBSEQUENT EVENTS

Management has evaluated subsequent events through May 24, 2011, the date the financial statements were issued, according to the requirements of ASC TOPIC 855 and has reported the following:

On February 28, 2011, the Company issued 16,525,000 shares of common stock for subscription payables in the amount of  $33,050.

On January 12, 2011, March 1, 2011, and April 12, 2011, the Company received convertible loans in the amount of  $10,000 each from an investor for operating expenses.  The loans bear interest at 8% per annum, and the principal and interest are convertible into shares of common stock within one year from the date the funds were received.  The shares of common stock are convertible at a rate of 60% of the average bid and asking price of the common stock for the previous five (5) trading days or if in the common stock has not traded in the last thirty (30) business days, then sixty percent (60%) of the price that the Company’s common stock was last issued to a non-affiliated investor.